Jeremy Franklin Associate General Counsel 8500 Andrew Carnegie Blvd | 2nd Floor Charlotte, NC 28262-8500 T 704 988 4101 F 704 988 1615 jeremy.franklin@tiaa-cref.org

May 1, 2015

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:      Rule 497(j) Filing for TIAA Separate Account VA-1 (the “Separate Account”)

To Whom It May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the forms of Prospectus and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 22 to the Separate Account’s Registration Statement on Form N-3 (File Nos. 033-79124, 811-08520); and (ii) the text of this Amendment was filed electronically via EDGAR on April 30, 2015.

Please contact the undersigned at (704) 988-4101 should you have any questions or comments regarding this letter.

Sincerely,

/s/ Jeremy Franklin
Jeremy Franklin